New Accounting Pronouncements	12 Months Ended
Dec. 31, 2015
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements

5. NEW ACCOUNTING PRONOUNCEMENTS

In November 2015, the Financial Accounting Standards Board (“FASB” or the “Board”) issued Accounting Standards Update (“ASU” or “Update”) 2015-17 – Income Taxes (Topic 740)-Balance Sheet Classification of Deferred Taxes. The Board issued this Update as part of its continuing initiative to reduce complexity in accounting standards and further align U.S. GAAP with International Financial Reporting Standards (“IFRS”). Current GAAP requires an entity to separate deferred income tax assets and liabilities into current and noncurrent amounts in a classified balance sheet. To simplify the presentation of deferred income taxes, the amendments in this Update require that deferred tax assets and liabilities be classified as noncurrent in a classified balance sheet. The current requirement to offset deferred tax assets and liabilities and present the net as a single amount is not affected by the amendments in this Update. The amendments in this Update may be applied either prospectively to all deferred tax assets and liabilities or retrospectively for all periods presented. If an entity applies the guidance prospectively, the entity should disclose in the first interim and first annual period of change, the nature of and reason for the change in accounting principle and a statement that prior periods were not retrospectively adjusted. The amendments in this Update are effective for annual periods, including interim periods, beginning after December 15, 2016. We have adopted the amendments in this Update prospectively.

In July 2015, the FASB issued ASU 2015-11 – Inventory (Topic 330). The amendments in this update apply to entities that measure inventory using the first-in, first-out or average cost methods. Under this guidance, such entities are required to measure inventory at the lower of cost or net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less the reasonably predictable costs of completion, disposal and transportation. Subsequent measurement is unchanged for inventory valued using the last-in, first-out and the retail inventory methods. The amendments in this Update are effective for annual periods, including interim periods, beginning after December 15, 2016. We have adopted the amendments in this Update and there was no impact on our consolidated financial statements.

In May 2015, the FASB issued ASU 2015-07 – Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) (Topic 820). The amendments in this Update removes the requirement to categorize within the fair value hierarchy, all investments for which fair value is measured using the net asset value per share practical expedient. The amendments also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value, using the net asset value per share practical expedient. Rather, those disclosures are limited to investments for which the entity has elected to measure the fair value using that practical expedient. This ASU should be applied retrospectively for all periods presented. We have adopted the amendments in this Update retrospectively and there was no impact on our consolidated statements of operations.

In April 2015, the FASB issued ASU 2015-05 – Intangibles-Goodwill and Other-Internal-Use Software (Subtopic 350-40). The amendments in this Update provide explicit guidance to companies about fees paid in cloud-based computing arrangements for various hosting services. Previous GAAP guidance did not include such explicit direction. Specifically, the Update stipulates that if a cloud-based computing arrangement includes a software license, the company should account for the software license element of the arrangement consistent with the acquisition of other software licenses. If a cloud-based computing arrangement does not include a software license, the company should account for the arrangement as a service contract. The guidance does not change the accounting treatment for service contracts. However, all software licenses within the scope of this Update should be accounted for consistent with other licenses of intangible assets. The amendments in this Update are effective for annual periods, including interim periods, beginning after December 15, 2015, and early adoption is permitted. We have adopted the amendments in this Update prospectively and have determined there was no impact on our consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03 – Interest-Imputation of Interest (Subtopic 835-30). The amendments in this Update simplify the presentation of debt issuance costs by requiring debt issuance costs related to a recognized debt liability to be presented on the balance sheet as a direct deduction from the carrying amount of the related debt liability, similar to the accounting treatment for debt discounts. The amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2015, and early adoption is permitted. We adopted the amendments to the Update which required us to reclassify approximately $15.9 million and $18.3 million of deferred financing fees as of December 31, 2015 and 2014, respectively, from other assets to long-term debt in our consolidated balance sheets. The Company did not reclassify debt issuance costs of $7.1 million and $7.9 million, for the years ended December 31, 2015 and 2014, respectively, related to the ABL Revolver as there was no outstanding balance for the ABL Revolver as of December 31, 2015 and 2014, and will not reclassify such costs in future periods where a balance exists. The adoption had no impact on our consolidated statements of operations.

In February 2015, the FASB issued ASU 2015-02 – Consolidation (Topic 810)-Amendments to the Consolidation Analysis to assist companies in evaluating whether certain legal entities should be consolidated. The ASU stipulates that all legal entities are subject to reevaluation under the revised consolidation model in the guidance. This Update reduces the number of consolidation models, simplifies the FASB Accounting Standards Codification and improves current GAAP by placing more emphasis on risk of loss when determining a controlling financial interest. A reporting organization may no longer have to consolidate a legal entity under certain circumstances based solely on its fee arrangement when certain criteria are met. This reduces the frequency of the application of related-party guidance when determining a controlling financial interest in a variable interest entity (“VIE”). The Update changes the consolidation conclusions for public and private companies in several industries that typically make use of limited partnerships or VIEs. The amendments in this Update are effective for annual periods, including interim periods, beginning after December 15, 2015. We have adopted the amendments in this Update and have determined there is no impact on our consolidated financial statements.

In June 2014, FASB issued ASU 2014-12 – Compensation-Stock Compensation (Topic 718). Under this Update: Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (a consensus of the FASB Emerging Issues Task Force), a performance target that affects vesting, and that could be achieved after the requisite service period, would be treated as a performance condition. GAAP did not address these issues. The Update states that a reporting entity should apply existing guidance in Topic 718 to account for awards with performance conditions that affect the vesting of such awards. As such, the performance target should not be reflected in estimating the grant-date fair value of the award. Compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the periods for which the requisite service has already been rendered. If the performance target becomes probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost should be recognized prospectively over the remaining requisite service period. The total amount of compensation cost recognized during and after the requisite service period should reflect the number of awards that are expected to vest and should be adjusted to reflect those awards that ultimately vest. The requisite service period ends when the employee can cease rendering service and still be eligible to vest in the award if the performance target is achieved. The stated vesting period (which includes the period in which the performance target could be achieved) may differ from the requisite service period. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2015. We have adopted the amendments in this Update and have determined there was no impact on our consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09 – Revenue from Contracts with Customers. The Update outlines a single, comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance issued by the FASB, including industry specific guidance. The Update provides accounting guidance for all revenue arising from contracts with customers and affects all entities that enter into contracts with customers to provide goods and services. The guidance also provides a model for the measurement and recognition of gains and losses on the sale of certain nonfinancial assets, such as property and equipment, including real estate. In August 2015, the FASB issued ASU 2015-14 – Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date. This Update provides for a one year deferral of the effective date of ASU 2014-09. As a result, the Company expects that it will apply the new revenue standard to annual and interim reporting periods beginning after December 15, 2017. The new standard must be adopted using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach. The modified retrospective approach requires that the new standard be applied to all new and existing contracts as of the date of adoption, with a cumulative catch-up adjustment recorded to the opening balance of retained earnings at the effective date for existing contracts that still require performance by the entity. Under the modified retrospective approach, amounts reported prior to the date of adoption will be presented under existing guidance. The Update also requires entities to disclose both quantitative and qualitative information to enable users of the financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. We have not yet determined the impact of adopting the standard on our consolidated financial statements, nor have we determined whether we will utilize the full retrospective or modified retrospective approach.